Note 15 - Financial Information by Quarter (Unaudited)	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Quarterly Financial Information [Text Block]
NOTE
15
-
FINANCIAL
INFORMATION
BY
QUARTER
(UNAUDITED)

2015 For Quarter Ended	December 31	September 30	June 30	March 31
Revenue	$235,586	$43,293	$65,848	$162,747
Operating loss	$(2,022,257)	$(2,415,818)	$(2,803,433)	$(2,675,300)
Net income (loss)	$(4,674,752)	$1,792,956	$(2,728,876)	$(4,194,465)
Income (Loss) Per Share (Basic and Diluted)	$(0.02)	$0.02	$(0.03)	$(0.04)

2014 For Quarter Ended	December 31	September 30	June 30	March 31
Revenue	$119,533	$55,681	$47,993	$11,014
Operating loss	$(3,147,929)	$(2,389,291)	$(2,712,065)	$(2,552,293)
Net loss	$(4,346,638)	$(2,576,750)	$(3,035,704)	$(357,225)
Loss Per Share (Basic and Diluted)	$(0.05)	$(0.03)	$(0.03)	$(0.00)